Investments (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
MCBC's proportional share in MillerCoors of net income reported under the equity method
Summarized financial information for MillerCoors is as follows:
Condensed Balance Sheets

	As of
	December 31, 2015	December 31, 2014
	(In millions)
Current assets	$800.5	$795.3
Non-current assets	9,099.5	9,047.4
Total assets	$9,900.0	$9,842.7
Current liabilities	$1,180.1	$1,061.3
Non-current liabilities	1,407.0	1,578.8
Total liabilities	2,587.1	2,640.1
Noncontrolling interests	20.1	23.5
Owners' equity	7,292.8	7,179.1
Total liabilities and equity	$9,900.0	$9,842.7
The following represents our proportionate share in MillerCoors' equity and reconciliation to our investment in MillerCoors:

	As of
	December 31, 2015	December 31, 2014
	(In millions, except percentages)
MillerCoors owners' equity	$7,292.8	$7,179.1
MCBC economic interest	42%	42%
MCBC proportionate share in MillerCoors' equity	3,063.0	3,015.2
Difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors(1)	(657.0)	(661.6)
Accounting policy elections	35.0	35.0
Investment in MillerCoors	$2,441.0	$2,388.6

(1)
Our net investment in MillerCoors is based on the carrying values of the net assets contributed to the joint venture which is less than our proportionate share of underlying equity (42%) of MillerCoors (contributed by both Coors Brewing Company ("CBC") and Miller). This basis difference, with the exception of certain non-amortizing items (goodwill, land, etc.), is being amortized as additional equity income over the remaining useful lives of the contributed long-lived amortizing assets.

Results of Operations

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Net sales	$7,725.5	$7,848.4	$7,800.8
Cost of goods sold	(4,547.5)	(4,743.8)	(4,723.7)
Gross profit	$3,178.0	$3,104.6	$3,077.1
Operating income(1)	$1,239.2	$1,347.3	$1,287.4
Net income attributable to MillerCoors(1)	$1,217.8	$1,326.2	$1,270.5

(1)
Results for 2015 include special charges related to the planned closure of the Eden, North Carolina, brewery, including $61.3 million of accelerated depreciation in excess of normal depreciation associated with the brewery, and $6.4 million of severance and other charges. MillerCoors also recorded special charges in 2015 of $42.4 million related to an early settlement of a portion of its defined benefit pension plan liability. Results for 2014 include special charges related to restructuring activities of $1.4 million. Results for 2013 include special charges related to restructuring activities and asset write-offs of $17.2 million and $2.6 million, respectively.

The following represents our proportionate share in net income attributable to MillerCoors reported under the equity method:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions, except percentages)
Net income attributable to MillerCoors	$1,217.8	$1,326.2	$1,270.5
MCBC economic interest	42%	42%	42%
MCBC proportionate share of MillerCoors net income	511.5	557.0	533.6
Amortization of the difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors	4.6	4.6	4.6
Share-based compensation adjustment(1)	0.2	0.2	0.8
Equity income in MillerCoors	$516.3	$561.8	$539.0

(1)
The net adjustment is to eliminate all share-based compensation impacts related to pre-existing SABMiller plc equity awards held by former Miller employees employed by MillerCoors as well as to add back all share-based compensation impacts related to pre-existing MCBC equity awards held by former MCBC employees that have transferred to MillerCoors.

Summary of Transactions with Affiliates
All transactions with our equity method investments are considered related party transactions and recorded within our affiliate accounts. The following table summarizes transactions with affiliates:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
Beer sales to MillerCoors	$11.7	$13.1	$16.6
Beer purchases from MillerCoors	$43.2	$37.3	$19.2
Service agreement costs and other charges to MillerCoors	$2.6	$2.4	$2.5
Service agreement costs and other charges from MillerCoors	$0.9	$1.0	$1.1
Administrative fees, net charged from BRI	$88.8	$103.4	$118.1
Administrative fees, net charged from BDL	$36.4	$50.8	$59.6
Amounts due to and due from affiliates as of December 31, 2015, and December 31, 2014, respectively, are as follows:

	Amounts due from affiliates		Amounts due to affiliates
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(In millions)
MillerCoors	$1.6	$3.2	$9.2	$11.5
BRI	4.5	28.0	—	0.4
BDL	10.1	6.4	—	8.6
Other	0.6	1.2	1.4	0.9
Total	$16.8	$38.8	$10.6	$21.4

Assets and Results of Operation of Consolidated Investments
The following summarizes the assets and liabilities of our consolidated VIEs (including noncontrolling interests):

	As of
	December 31, 2015		December 31, 2014
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
Grolsch	$6.9	$3.3	$6.8	$2.9
Cobra U.K.	$30.2	$0.9	$31.0	$0.8